N-4	Oct. 14, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT 4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	Oct. 14, 2025
Amendment Flag	false
JP Morgan Multi-Asset Choice New York
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract.Effective on or about November 1, 2025, the name of each investment option, the name of the investment advisor, and the subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Delaware VIP Trust - Macquarie VIP Emerging Markets
Series: Standard Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Sub-Advisor: Macquarie Investment Management Global Limited

Delaware VIP Trust - Nomura VIP Emerging Markets Series:
Standard Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Delaware VIP Trust - Macquarie VIP Small Cap Value Series:
Standard Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Delaware VIP Trust - Nomura VIP Small Cap Value Series:
Standard Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

JP Morgan Multi-Asset Choice New York | DelawareVIPTrustNomuraVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Emerging Markets Series: Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
JP Morgan Multi-Asset Choice New York | DelawareVIPTrustNomuraVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
JP Morgan Multi-Asset Choice
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract.Effective on or about November 1, 2025, the name of each investment option, the name of the investment advisor, and the subadvisor(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Delaware VIP Trust - Macquarie VIP Emerging Markets
Series: Standard Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust
Sub-Advisor: Macquarie Investment Management Global Limited

Delaware VIP Trust - Nomura VIP Emerging Markets Series:
Standard Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

Delaware VIP Trust - Macquarie VIP Small Cap Value Series:
Standard Class
Investment Advisor: Delaware Management Company, a series of
Macquarie Investment Management Business Trust (a Delaware
statutory trust)
Investment Sub-Advisor: Macquarie Investment Management
Global Limited

Delaware VIP Trust - Nomura VIP Small Cap Value Series:
Standard Class
Investment Advisor: Delaware Management Company, a series of
Nomura Investment Management Business Trust (a Delaware
statutory trust)

JP Morgan Multi-Asset Choice | DelawareVIPTrustNomuraVIPEmergingMarketsSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Emerging Markets Series: Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
JP Morgan Multi-Asset Choice | DelawareVIPTrustNomuraVIPSmallCapValueSeriesStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)